Interest in associates and joint ventures - Impairment testing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Carrying amount	$ 29,127,000,000	$ 29,515,000,000
BoCom
Disclosure of associates [line items]
Impairment loss	0
VIU	23,500,000,000	24,800,000,000
Carrying amount	23,307,000,000	23,616,000,000
Fair value	8,141,000,000	$ 8,537,000,000
Decrease in difference between VIU and carrying value of associates	$ 1,000,000,000